Stock-Based Compensation (Details Narrative) (10-K) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of stock options granted during period	854,496		3,247,760
Stock-based compensation	$ 62,049	$ 57,751	$ 74,707	$ (76,504)
Weighted average period years			8 years 5 months 9 days
2015 Stock Option Plan [Member]
Number of stock options granted during period	62,521,252		62,521,252
Stock-based compensation	$ 62,049	$ 57,751	$ 74,707	$ 237,678
Unrecognized compensation cost	$ 15,536		$ 71,599
Weighted average period years	2 years 5 months 9 days		4 years